Dividends	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Dividends
33.	Dividends
(1)    Details of dividends declared
Details of dividend declared for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won, except for face value and share data)
Year	Dividend type	Number of shares outstanding	Face value (in won)	Dividend ratio	Dividends
2021	Cash dividends (Interim)	217,616,645	100	1,635%	￦	355,804
	Cash dividends (Year-end)	217,582,152	100	1,660%		361,186

					￦	716,990

2020	Cash dividends (Interim)	73,136,448	500	200%	￦	73,136
	Cash dividends (Year-end)	71,327,153	500	1,800%		641,944

					￦	715,080

2019	Cash dividends (Interim)	71,869,828	500	200%	￦	71,870
	Cash dividends (Year-end)	73,136,448	500	1,800%		658,228

					￦	730,098

(2)    Dividends yield ratio
Dividends yield ratios for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In won)
Year	Dividend type	Dividend per share	Closing price at year-end	Dividend yield ratio
2021	Cash dividends	3,295	57,900	5.69%
2020	Cash dividends	10,000	238,000	4.20%
2019	Cash dividends	10,000	238,000	4.20%